Mineral Properties and Deferred Exploration (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
IfrsStatementLineItems [Line Items]
Settled delay penalty	$ 750
Penality payments for monthly installments	125
Write-downs of mineral properties and deferred exploration costs			$ 16,705
Kigosi Project [member]
IfrsStatementLineItems [Line Items]
Write-downs of mineral properties and deferred exploration costs		14,100	9,596
Luhala Project [member]
IfrsStatementLineItems [Line Items]
Write-downs of mineral properties and deferred exploration costs		$ 2,600	$ 2,556